Cash and Cash Equivalent	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalent [Abstract]
Cash and cash equivalent

Note 3 - Cash and cash equivalent

	December 31, 2024	December 31, 2023
	U.S. dollars in thousands
Denominated in NIS	$3,057	$107
Denominated in USD	321	*2,533
	$3,378	$2,640

(*)	Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.